Quarterly Financial and Common Stock Data (Unaudited) (Narrative) (Detail) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017
Parent Company Only Financial Information [Line Items]
Tax benefit resulting from remeasurement of deferred income taxes as a result of the 2017 Tax Reform Act	$ (851)		$ (851)
Charges associated with equity method investments in wind-powered generation facilities, after tax	96
Virginia Electric and Power Company
Parent Company Only Financial Information [Line Items]
Tax benefit resulting from remeasurement of deferred income taxes as a result of the 2017 Tax Reform Act	(93)		(93)
Dominion Energy Gas Holdings, LLC
Parent Company Only Financial Information [Line Items]
Tax benefit resulting from remeasurement of deferred income taxes as a result of the 2017 Tax Reform Act	$ (197)		$ (197)
Facilities Subject to Coal Combustion Residual Final Rule
Parent Company Only Financial Information [Line Items]
Charge related to future ash pond and landfill closure costs		$ 122
Facilities Subject to Coal Combustion Residual Final Rule | Virginia Electric and Power Company
Parent Company Only Financial Information [Line Items]
Charge related to future ash pond and landfill closure costs		$ 121